Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2014 item	Nov. 02, 2013 item	Nov. 01, 2014 item	Nov. 02, 2013 item	Jan. 31, 2015 item	Feb. 01, 2014 item	Feb. 02, 2013 item	Jan. 28, 2012 item
Summary of Significant Accounting Policies
Number of states in which the entity operates						49
Fiscal year
Number of weeks in a fiscal year	13	13	39	39	52	52	53	52
Foreign Currency Translation
Cumulative translation adjustment							$ 7	$ 6
Deferred taxes relating to foreign currency translation							1	2
Foreign currency exchange gains (losses)						(2)	1	(4)
Cash and Equivalents
Credit card clearing accounts						25	22
Merchandise Inventories
Minimum amount of purchase requirements to earn vendor allowances						0
Period of vendor allowance programs						12 months
Vendor allowances recognized						102	110	115
Vendor allowances as a percentage of net sales						2.20%	2.50%	2.70%
Minimum open period of the stores subject to which physical inventory counts are performed						1 year
Minimum number of physical inventory counts in a fiscal year						1
Minimum
Fiscal year
Number of weeks in a fiscal year						52
Merchandise Inventories
Number of vendors from which vendor allowances were received						620
Maximum
Fiscal year
Number of weeks in a fiscal year						53
Foreign Currency Translation
Cumulative translation adjustment						1
Deferred taxes relating to foreign currency translation						1
Cash and Equivalents
Interest income						$ 1	$ 1	$ 1
Merchandise Inventories
Number of vendors from which vendor allowances were received						660
Aaron Brothers, Inc.
Summary of Significant Accounting Policies
Number of states in which the entity operates						9